Commitment and Contingencies	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Commitment and Contingencies
Commitments and Contingencies Disclosure

NOTE 8.  COMMITMENTS AND CONTINGENCIES

On November 1, 2011, the Company entered into an agreement to lease approximately 2,320 square feet of office space beginning December 1, 2011 for a period of five years.

Rent to be charged to the Company pursuant to the lease is as follows:

$2,996 per month for the period beginning December 1, 2011 and ending November 30, 2012

$3,116 per month for the period beginning December 1, 2012 and ending November 30, 2013

$3,241 per month for the period beginning December 1, 2013 and ending November 30, 2014

$3,371 per month for the period beginning December 1, 2014 and ending November 30, 2015

$3,506 per month for the period beginning December 1, 2015 and ending November 30, 2016

This property is utilized as office space. The Company believes that the foregoing property is adequate to meet its current needs. While it is anticipated that the Company will require access to laboratory facilities in the future, the Company believes that access to such facilities are available from a variety of sources.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald and Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers monthly rent of $7,526 to Anthony Marinelli for the terms indicated in the Gregory McDonald / Pet Pointers lease.  These payments are not obligations of the Company but, are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers as part of the Asset Purchase Agreement.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald on behalf of Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers monthly payments of $1,500 to Anthony and Judi Marinelli towards the extinguishment of a total note of $78,000. These payments are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald on behalf of Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers an installment agreement due to the Franchise Tax Board in the amount of $11,405 with monthly payments of $400. These payments are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald on behalf of Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers an installment agreement due to the Internal Revenue Service in the amount of $13,595 with monthly payments of $425. These payments are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers.

On February 3, 2011, a Complaint (“Complaint”) was filed in the U.S. District Court Middle District of the State of Pennsylvania against the Company, the Company’s Chairman and BMSN. by 18KT.TV LLC (“Plaintiffs”) seeking to recover general damages from the Company. in excess of $125,000. The Complaint alleges breach of contract and unjust enrichment relating to an investor relations contract executed by the Company and Craig Fischer (on behalf of 18KT.TV LLC). The Complaint also seeks similar damages from BMSN. The Company believes that the allegations in the complaint are without merit and intends to vigorously defend its interests in this matter. At this time, it is not possible to predict the ultimate outcome of these matters.

On May 24, 2012, a Complaint (“Complaint”) was filed in the U.S. Bankruptcy Court for the District of Oregon against the Company by Titterington Veterinary Services Inc. (“TVS”). The Complaint is an adversary proceeding filed by TVS arising from TVS’s bankruptcy case currently pending in U.S. Bankruptcy Court for the District of Oregon. The Complaint alleges Breach of Contract resulting from the Company’s alleged failure to pay certain expenses the Company was required to pay pursuant to an agreement with TVS, Dr. Ronald Titterington, DVM and Dr. Kathy Snell, DVM (“TVS Agreement”). TVS is seeking a judgment and money award against the Company in an amount to be proven at trial which TVS estimates in the Complaint to be up to $50,000. TVS is also seeking a judgment and order against the Company to provide an accounting of all revenues received by the Company pursuant to the TVS Agreement, all expenses paid, unpaid, and due and owing  pursuant to the TVS Agreement as well as a revenue share which TVS claims is due them pursuant to the TVS Agreement. TVS is also seeking a judgment requiring the Company to turn over a sum of money equal to expenses the Company was obligated to pay pursuant to the TVS Agreement. TVS is also seeking attorney’s fees and expenses.  The Company believes that the allegations in the complaint are without merit and intends to vigorously defend its interests in this matter. At this time, it is not possible to predict the ultimate outcome of these matters and an outcome unfavorable to the Company may have a material adverse effect on the Company.

There were no other legal proceedings against the Company with respect to matters arising in the ordinary course of business. The Company is not involved in any other litigation either as plaintiffs or defendants, and has no knowledge of any threatened or pending litigation against the Company.

On June 1, 2012 the Company entered into an Equity Purchase Agreement (the "June Purchase Agreement") with Southridge Partners II, LP, a Delaware limited partnership ("Southridge").

Under the terms of the June Purchase Agreement, Southridge will purchase, at the Company's election, up to $10,000,000 of the Company's registered common stock (the "Shares"). During the term of the Purchase Agreement, the Company may at any time deliver a "put notice" to Southridge thereby requiring Southridge to purchase a certain dollar amount of the Shares. Simultaneous with the delivery of such Shares, Southridge shall deliver payment for the Shares. Subject to certain restrictions, the purchase price for the Shares shall be equal to 91% of the average of the two lowest Closing Prices during the Valuation Period as such capitalized terms are defined in the Agreement.

The number of Shares sold to Southridge shall not exceed the number of such shares that, when aggregated with all other shares of common stock of the Company then beneficially owned by Southridge, would result in Southridge owning more than 9.99% of all of the Company's common stock then outstanding. Additionally, Southridge may not execute any short sales of the Company's common stock.

Any sale of Shares pursuant to the June Agreement is subject to a Registration Statement filed under the Securities Act of 1933 remaining effective for the sale by Southridge of those Shares.

June Agreement shall terminate (i) on the date on which Southridge shall have purchased Shares pursuant to this Agreement for an aggregate Purchase Price of $10,000,000, or (ii) on the date occurring 24 months from the date on which the June Agreement was executed and delivered by the Company and Southridge.

The Company has also agreed to pay the following to Capital Path Securities LLC for acting as the Company’s exclusive advisor and placement agent in connection with the June Purchase Agreement a  cash placement fee of 5% of funds received by the Company through the sale of Shares to Southridge as such funds are received by the Company.

On June 12, 2012 a registration statement on form S-1 was filed with the United States Securities and Exchange Commission registering 46,238,705 shares of the Company’s   common stock that will be put to Southridge pursuant to the June Agreement.

NOTE 11.  COMMITMENTS AND CONTINGENCIES

On June 15, 2009, the Company entered into an agreement with BMSN whereby the Company has agreed to sublease approximately 3,000 square feet of office space from BMSN for 36 months commencing on June 30, 2009 and ending on June 30, 2012 for consideration consisting of monthly rental payments of $4,100 per month. the Company. currently pays monthly rent of $4,176 directly to the owner of the property  for the term indicated.

This property is utilized as office space. The Company believes that the foregoing property is adequate to meet its current needs. While it is anticipated that the Company will require access to laboratory facilities in the future, the Company believes that access to such facilities are available from a variety of sources.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald / Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers monthly rent of $7,320 (which adjusts to $7,576 in July, 2011) to Anthony Marinelli for the terms indicated in the Gregory McDonald / Pet Pointers lease. These payments are not obligations of the Company but, are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers as part of the Asset Purchase Agreement.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald on behalf of Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers monthly payments of $1,500 to Anthony and Judi Marinelli towards the extinguishment of a total note of $78,000. These payments are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald on behalf of Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers an installment agreement due to the Franchise Tax Board in the amount of $11,405 with monthly payments of $400. These payments, are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald on behalf of Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers an installment agreement due to the Internal Revenue Service in the amount of $13,595 with monthly payments of $425. These payments are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers.

On February 3, 2011, a Complaint (“Complaint”) was filed in the U.S. District Court Middle District of the State of Pennsylvania against the Company, the Company’s Chairman and BMSN. by 18KT.TV LLC (“Plaintiffs”) seeking to recover general damages from the Company. in excess of $125,000. The Complaint alleges breach of contract and unjust enrichment relating to an investor relations contract executed by the Company and Craig Fischer (on behalf of 18KT.TV LLC). The Complaint also seeks similar damages from BMSN. and $50,000 in damages from David Koos (Chairman & CEO of both the Company  and BMSN.). The Company believes that the allegations in the complaint are without merit and intends to vigorously defend its interests in this matter. At this time, it is not possible to predict the ultimate outcome of these matters.

There were no other legal proceedings against the Company with respect to matters arising in the ordinary course of business. Neither the Company nor any of its officers or directors is involved in any other litigation either as plaintiffs or defendants, and have no knowledge of any threatened or pending litigation against them or any of the officers or directors.

Commitments

	2011	2012	2013	2014	2015
Office lease	$50,112	$25,056	$-	$-	$-
Veterinary clinic lease	89,376	45,456	-	-	-
Marinelli Note	18,000	18,000	18,000	18,000	18,000
IRS installment agreement	5,100	5,100	5,100	5,100	5,100
FTB installment agreement	4,800	4,800	4,800	4,800	4,800
TOTAL	$167,388	$98,412	$27,900	$27,900	$27,900